Accrued and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2018 and September 30, 2019:

	December 31, 2018	September 30, 2019
	(in thousands)
Accrued compensation costs	$2,585	$1,355
Accrual for insurance financing	—	2,062
Accrual for deferred financing fees	936	—
Accrued professional fees and consultants	484	585
Accrued logistics costs	1,424	3,015
Product related accruals	1,042	1,631
Sales tax payable	707	641
Sales return reserve	322	550
Accrued recall liability	1,512	90
Note payable (see note 11)	—	195
All other accruals	696	756

Accrued and other current liabilities	$9,708	$10,880

Accrued expenses and other current liabilities consisted of the following as of December 31, 2017 and 2018:

	December 31, 2017	December 31, 2018
Accrued compensation costs	$250	$2,585
Accrual for deferred financing fees	205	936
Accrued professional fees and consultants	444	484
Accrued logistics costs	2,017	1,424
Product related accruals	565	1,042
Sales tax payable	405	707
Sales return reserve	244	322
Accrued recall liability	—	1,512
All other accruals	564	696

Accrued and other current liabilities	$4,694	$9,708